FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	$ 6,331,528	$ 6,121,417
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	76,669	296,183
Hedging liabilities [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	0	0
Hedging liabilities [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	76,669	296,183
Hedging assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	73,156	13,599
Hedging assets [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	0	0
Hedging assets [Member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	73,156	13,599
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	17	133
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value	17	133
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		230,068
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value		230,068
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level 2 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	144	$ 0
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	144
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	110,064
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Mutual funds investment [Member] | Level 1 of fair value hierarchy [member]
Disclosure Of Financials Instruments [Line items]
Financial assets, at fair value	$ 110,064